Pension Plans and Other Postretirement Benefit Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Fiscal year ending June 30, 2024	$ 10,799
Fiscal year ending June 30, 2025	8,355
Fiscal year ending June 30, 2026	8,666
Fiscal year ending June 30, 2027	9,015
Fiscal year ending June 30, 2028	8,754
Fiscal years ending June 30, 2029 – 2033	46,261
Postretirement Plan
Defined Benefit Plan Disclosure [Line Items]
Fiscal year ending June 30, 2024	328
Fiscal year ending June 30, 2025	334
Fiscal year ending June 30, 2026	315
Fiscal year ending June 30, 2027	271
Fiscal year ending June 30, 2028	266
Fiscal years ending June 30, 2029 – 2033	$ 1,119